Share buy-back plans (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of share repurchase programs

	Year ended December 31
Common share buy-backs	2019	2018	2017	2016	2015	Total
Acquired number of shares (to the nearest 1)	2,293,788	1,254,212	—	97,053	250,371	3,895,424
Average cost per common share	35.55	38.62	—	16.36	19.42	35.02
Total cost (in US dollars)	81,534,076	48,442,768	—	1,588,189	4,862,248	136,427,281